Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DWS SECURITIES TRUST
Prospectus Date	rr_ProspectusDate	Jun. 02, 2014
Document Creation Date	dei_DocumentCreationDate	May 30, 2014